Goodwill - Goodwill by Operating Segment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in goodwill
Goodwill	€ 29,088	€ 33,077
Taulia Acquisition
Changes in goodwill
Adjustment To Goodwill	28
LeanIX
Changes in goodwill
Additions	867
Goodwill
Changes in goodwill
Goodwill	29,088	33,077
Applications, Technology & Services
Changes in goodwill
Reallocations	410
Applications, Technology & Services | Goodwill
Changes in goodwill
Goodwill	27,392	27,221
Qualtrics | Goodwill
Changes in goodwill
Goodwill	0	4,083
Emarsys | Goodwill
Changes in goodwill
Goodwill	395	395
Taulia | Goodwill
Changes in goodwill
Goodwill	296	294
Business Network | Goodwill
Changes in goodwill
Goodwill	976	1,052
Sustainability | Goodwill
Changes in goodwill
Goodwill	€ 29	€ 32